PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

7 PROPERTY, PLANT AND EQUIPMENT

	Building	Freehold land	Laboratory equipment	Motor vehicle	Furniture, fittings and equipment	Renovation	Right-of-use assets	Total
	S$	S$	S$	S$	S$	S$	S$	S$
Cost:
At January 1, 2024	1,060,463	372,206	1,209,171	47,061	283,143	457,403	-	3,429,447
Addition	899,110	193,673	123,340	-	100,446	83,656	34,740	1,434,965
Currency realignment	33,872	22,162	59,870	2,802	14,352	22,452	-	155,510
At December 31, 2024	1,993,445	588,041	1,392,381	49,863	397,941	563,511	34,740	5,019,922
Addition	-	-	571,190	-	47,233	19,427	54,255	692,105
Written off	-	-	(3,859)	-	-	-	-	(3,859)
Currency realignment	60,214	23,575	66,098	1,999	15,680	20,017	3,199	190,782
At December 31, 2025	2,053,659	611,616	2,025,810	51,862	460,854	602,955	92,194	5,898,950

Accumulated depreciation:
At January 1, 2024	113,649	-	801,368	45,492	234,031	170,154	-	1,364,694
Addition	52,004		176,228	1,604	37,719	51,116	3,493	322,164
Currency realignment	3,577		49,025	2,767	13,753	10,770	126	80,018
At December 31, 2024	169,230	-	1,026,621	49,863	285,503	232,040	3,619	1,766,876
Addition	69,282		187,486	-	39,711	58,587	15,976	371,042
Written off	-	-	(701)	-	-	-	-	(701)
Currency realignment	4,219	-	41,859	1,999	11,341	10,046	677	70,141
At December 31, 2025	242,731		1,255,265	51,862	336,555	300,673	20,272	2,207,358

Carrying amount:
At December 31, 2024	1,824,215	588,041	365,760	-	112,438	331,471	31,121	3,253,046

At December 31, 2025	1,810,928	611,616	770,545	-	124,299	302,282	71,922	3,691,592

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

Motor vehicle is acquired under finance leasing arrangement which was fully paid in the year.

The right-of-use assets represent leases of an office premise and a laboratory. The lease of office premise is for 4 years from August 1, 2024 and the lease of laboratory is for 5 years from May 1, 2025. Details of the lease liabilities are disclosed in Note 13.

As of December 31, 2025, the Company capitalized right-of-use assets with an aggregate non-cash cost of S$54,255 (2024: S$34,740). As a result, the cash outflow on acquisition of property, plant and equipment amounting to S$637,850 (2024: 1,400,225) as disclosed in the consolidated statements of cash flows.

As of December 31, 2025, bank borrowing is secured by the freehold land and building of the Group with carrying amount of S$964,845 (2024: S$937,700).

Depreciation expense included in the consolidated statements of profit or loss and other comprehensive loss is analyzed as follows:

	2024	2025
	S$	S$

Depreciation of property, plant and equipment (per above)	322,164	371,042
Less: Accounted under
“Research expenses” (Note 21)	(212,322)	(174,146)
	109,842	196,896